Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 2,330,385	$ 2,403,908
Accumulated depreciation	(1,381,178)	(1,501,224)
Depreciated cost	949,207	902,684
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	841,988	848,926
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,352,749	1,409,998
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	84,361	91,736
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 51,287	$ 53,248
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	2,065,447
Real estate leased, square feet | ft²	6,976,085
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	759,445
Real estate leased, square feet | ft²	1,114,414
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²	1,039,287
Real estate leased, square feet | ft²	632,736